Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total		Capital [member]	Treasury shares [member]	Share-based remuneration [member]	Government grants [member]	Legal Reserve [member]	For investment and working capital [member]	Retained earnings [member]	Result in transaction with non-controlling interest [member]	Actuarial gain (loss) on post employment benefit obligation [member]	Cumulative translation adjustments [member]	Accumulated Other Comprehensive Loss Financial Instruments [member]	Total shareholders equity [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2016	$ 3,936.4		$ 1,438.0	$ (49.1)	$ 36.8	$ 42.6	$ 192.4	$ 2,331.1	$ (12.1)	$ (4.2)	$ (49.5)	$ (92.4)	$ 10.4	$ 3,844.0	$ 92.4
Statement [Line Items]
Net income/loss for the year	280.0	[1]							264.0					264.0	16.0
Actuarial loss on post employment benefit obligation	9.2										9.2			9.2
Translation adjustments	34.1											29.1		29.1	5.0
Financial instruments	(10.3)												(10.3)	(10.3)
TOTAL OF COMPREHENSIVE INCOME (LOSS)	313.0								264.0		9.2	29.1	(10.3)	292.0	21.0
Share-based remuneration	0.5				0.5									0.5
Stock options grants exercised	5.9			12.3					(6.4)					5.9
Acquisition of own shares	(15.0)			(15.0)										(15.0)
Allocation of profits:
Government grants						4.3			(4.3)
Legal reserve							12.0		(12.0)
Interest on own capital	(47.3)								(47.3)					(47.3)
Dividends	(16.0)								(16.0)					(16.0)
Reserve for investments and working capital								160.8	(160.8)
Ending balance at Dec. 31, 2017	4,177.5		1,438.0	(51.8)	37.3	46.9	204.4	2,491.9	5.1	(4.2)	(40.3)	(63.3)	0.1	4,064.1	113.4
Statement [Line Items]
Net income/loss for the year	(171.2)	[1]							(178.2)					(178.2)	7.0
Actuarial loss on post employment benefit obligation	1.1										1.1			1.1
Translation adjustments	(65.4)											(39.4)		(39.4)	(26.0)
Financial instruments	0.4												0.4	0.4
TOTAL OF COMPREHENSIVE INCOME (LOSS)	(235.1)								(178.2)		1.1	(39.4)	0.4	(216.1)	(19.0)
Share-based remuneration	0.1				0.1									0.1
Stock options grants exercised	9.5			20.4					(10.9)					9.5
Allocation of profits:
Government grants						0.1			(0.1)
Interest on own capital	(8.2)							(8.2)						(8.2)
Dividends	(3.7)							(3.7)						(3.7)
Increase in share capital			113.6					(113.6)
Reserve for investments and working capital								(184.1)	184.1
Ending balance (Previously stated [member]) at Dec. 31, 2018	3,940.1		1,551.6	(31.4)	37.4	47.0	204.4	2,182.3		(4.2)	(39.2)	(102.7)	0.5	3,845.7	94.4
Ending balance (Adjustment related to accounting policy change [member]) at Dec. 31, 2018									1.3				(1.3)
Ending balance at Dec. 31, 2018	3,940.1		1,551.6	(31.4)	37.4	47.0	204.4	2,182.3	1.3	(4.2)	(39.2)	(102.7)	(0.8)	3,845.7	94.4
Statement [Line Items]
Net income/loss for the year	(316.5)								(322.3)					(322.3)	5.8
Translation adjustments	(10.6)											(7.3)		(7.3)	(3.3)
Financial instruments	(0.7)												(0.7)	(0.7)
TOTAL OF COMPREHENSIVE INCOME (LOSS)	(327.8)								(322.3)			(7.3)	(0.7)	(330.3)	2.5
Stock options grants exercised	2.2			4.9					(2.7)					2.2
Allocation of profits:
Government grants						2.0			(2.0)
Reserve for investments and working capital	0.1							(325.6)	$ 325.7					0.1
Ending balance at Dec. 31, 2019	$ 3,614.6		$ 1,551.6	$ (26.5)	$ 37.4	$ 49.0	$ 204.4	$ 1,856.7		$ (4.2)	$ (39.2)	$ (110.0)	$ (1.5)	$ 3,517.7	$ 96.9

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).